Pioneer Variable Contracts Trust
Pioneer Real Estate Shares

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.1%
	Common Stocks — 93.7% of Net Assets
	Diversified REITs — 4.1%
10,171	Essential Properties Realty Trust, Inc.	$ 252,749
4,450	WP Carey, Inc.	344,653
	Total Diversified REITs	$597,402
	Diversified Telecommunication Services — 0.5%
5,235(a)	Radius Global Infrastructure, Inc., Class A	$ 76,797
	Total Diversified Telecommunication Services	$76,797
	Health Care REITs — 4.7%
998	Community Healthcare Trust, Inc.	$ 36,527
15,140	Healthpeak Properties, Inc.	332,626
5,171	National Health Investors, Inc.	266,720
1,055	Universal Health Realty Income Trust	50,756
	Total Health Care REITs	$686,629
	Hotel & Resort REITs — 5.6%
39,233	Apple Hospitality REIT, Inc.	$ 608,896
2,249	Ryman Hospitality Properties, Inc.	201,803
	Total Hotel & Resort REITs	$810,699
	Household Durables — 2.4%
3,375	Lennar Corp., Class A	$ 354,746
	Total Household Durables	$354,746
	Industrial REITs — 22.5%
4,006	Americold Realty Trust, Inc.	$ 113,971
4,222	EastGroup Properties, Inc.	697,981
6,109	First Industrial Realty Trust, Inc.	324,999
5,385	LXP Industrial Trust	55,519
11,385	Prologis, Inc.	1,420,506
11,185	Rexford Industrial Realty, Inc.	667,185
	Total Industrial REITs	$3,280,161
	Office REITs — 2.0%
2,308	Alexandria Real Estate Equities, Inc.	$ 289,862
	Total Office REITs	$289,862
	Real Estate Management & Development — 1.5%
3,065(a)	CBRE Group, Inc., Class A	$ 223,163
	Total Real Estate Management & Development	$223,163
	Residential REITs — 8.0%
7,905	Equity LifeStyle Properties, Inc.	$ 530,663
4,207	Mid-America Apartment Communities, Inc.	635,425
	Total Residential REITs	$1,166,088
	Retail REITs — 16.7%
6,041	Agree Realty Corp.	$ 414,473
263	Alexander's, Inc.	50,956
21,764	Brixmor Property Group, Inc.	468,361
2,538	Getty Realty Corp.	91,444
25,439	Kimco Realty Corp.	496,824
9,441	Macerich Co.	100,075
3,395	Phillips Edison & Co., Inc.	110,745

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Retail REITs — (continued)
10,534	Realty Income Corp.	$ 667,013
917	Spirit Realty Capital, Inc.	36,533
	Total Retail REITs	$2,436,424
	Specialized REITs — 25.7%
416	American Tower Corp.	$ 85,005
960	Equinix, Inc.	692,198
3,370	Extra Space Storage, Inc.	549,074
12,886	Gaming and Leisure Properties, Inc.	670,845
13,082	Iron Mountain, Inc.	692,169
4,207	iStar, Inc.	123,560
1,083	Lamar Advertising Co., Class A	108,181
2,768	Public Storage	836,324
	Total Specialized REITs	$3,757,356
	Total Common Stocks (Cost $12,038,503)	$13,679,327

	SHORT TERM INVESTMENTS — 5.4% of Net Assets
	Open-End Fund — 5.4%
793,630(b)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 793,630
		$793,630
	TOTAL SHORT TERM INVESTMENTS (Cost $793,630)	$793,630
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.1% (Cost $12,832,133)	$14,472,957
	OTHER ASSETS AND LIABILITIES — 0.9%	$129,184
	net assets — 100.0%	$14,602,141

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$13,679,327	$—	$—	$13,679,327
Open-End Fund	793,630	—	—	793,630
Total Investments in Securities	$14,472,957	$—	$—	$14,472,957
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
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